American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2019
unaudited
Bonds, notes & other debt instruments 90.80% Corporate bonds & notes 87.73% Financials 16.79%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$ 200	$ 201
ACE INA Holdings Inc. 2.875% 2022	15	15
ACE INA Holdings Inc. 3.35% 2026	100	107
Allstate Corp. 3.85% 2049	1,000	1,160
American International Group, Inc. 3.90% 2026	300	322
American International Group, Inc. 4.80% 2045	100	119
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	2,950	3,085
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	4,235	4,473
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	7,587	7,933
Bank of Montreal 2.50% 2024	2,400	2,436
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-years + 1.28% on 10/5/2023)[1]	1,039	1,105
Bank of New York Mellon Corp. (3-month USD-LIBOR + 0.48%) 2.931% 2019[2]	1,210	1,210
Barclays Bank PLC 4.95% 2047	1,100	1,210
Berkshire Hathaway Finance Corp. 4.20% 2048	1,550	1,865
Berkshire Hathaway Finance Corp. 4.25% 2049	300	368
Berkshire Hathaway Inc. 3.125% 2026	350	371
Berkshire Hathaway Inc. 4.50% 2043	125	158
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[1]	750	799
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[1]	3,965	4,386
Cooperatieve Rabobank UA 2.625% 2024[3]	1,200	1,223
Crédit Agricole SA 4.375% 2025[3]	480	512
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,3]	650	659
Credit Suisse Group AG 3.80% 2023	425	446
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,3]	750	795
Credit Suisse Group AG 4.55% 2026	500	554
Credit Suisse Group AG 4.282% 2028[3]	819	891
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,3]	500	533
Danske Bank AS 2.70% 2022[3]	200	201
Ford Motor Credit Co. 3.81% 2024	1,000	1,009
Ford Motor Credit Co. 5.584% 2024	200	215
Ford Motor Credit Co. 4.542% 2026	1,025	1,047
Goldman Sachs Group, Inc. 2.55% 2019	1,618	1,619
Goldman Sachs Group, Inc. 3.25% 2019[2]	3,750	3,758
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,725	1,753
Goldman Sachs Group, Inc. 3.328% 2026[2]	425	425
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	800	862
Groupe BPCE SA 5.70% 2023[3]	200	221
Groupe BPCE SA 5.15% 2024[3]	620	681
Guardian Life Global Funding 2.90% 2024[3]	265	276
Hartford Financial Services Group, Inc. 2.80% 2029	1,770	1,801
Hartford Financial Services Group, Inc. 3.60% 2049	300	315
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	3,995	4,293
Intesa Sanpaolo SpA 5.017% 2024[3]	870	893
Intesa Sanpaolo SpA 5.71% 2026[3]	500	528
JPMorgan Chase & Co. 2.25% 2020	1,552	1,553
American Funds Corporate Bond Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. (3-month USD-LIBOR + 0.955%) 3.214% 2020 [2]	$3,800	$3,813
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[1]	1,100	1,169
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.160% on 5/6/2029)[1]	5,360	5,857
Lloyds Banking Group PLC 3.90% 2024	2,400	2,516
Lloyds Banking Group PLC 4.375% 2028	590	644
Marsh & McLennan Companies, Inc. 4.375% 2029	980	1,127
MetLife, Inc. 4.60% 2046	100	125
Metropolitan Life Global Funding I 2.00% 2020[3]	150	150
Metropolitan Life Global Funding I 2.50% 2020[3]	150	151
Metropolitan Life Global Funding I 1.95% 2021[3]	850	850
Metropolitan Life Global Funding I 2.40% 2021[3]	1,200	1,207
Metropolitan Life Global Funding I 3.45% 2021[3]	150	155
Metropolitan Life Global Funding I 2.40% 2022[3]	480	485
Metropolitan Life Global Funding I 3.60% 2024[3]	400	426
Metropolitan Life Global Funding I 3.45% 2026[3]	150	162
Metropolitan Life Global Funding I 3.00% 2027[3]	200	210
Metropolitan Life Global Funding I 3.05% 2029[3]	750	797
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	2,450	2,510
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,298
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	2,500	2,632
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)[1]	1,250	1,275
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[1]	6,517	7,443
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	410	460
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)[1,3]	500	497
New York Life Global Funding 1.70% 2021[3]	900	896
New York Life Global Funding 2.00% 2021[3]	800	801
New York Life Global Funding 2.30% 2022[3]	1,150	1,161
New York Life Global Funding 3.00% 2028[3]	200	212
Nuveen, LLC 4.00% 2028[3]	220	250
Principal Financial Group, Inc. 4.111% 2028[3]	250	274
Principal Financial Group, Inc. 3.70% 2029	235	256
Progressive Corp. 4.00% 2029	250	285
Prudential Financial, Inc. 3.905% 2047	350	390
Prudential Financial, Inc. 4.35% 2050	250	299
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[1]	150	161
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	500	547
Rabobank Nederland 4.375% 2025	500	541
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	600	643
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[1]	650	729
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,3]	800	884
TD Ameritrade Holding Co. 2.75% 2029	650	663
Toronto-Dominion Bank 2.65% 2024	4,475	4,595
Travelers Companies, Inc. 4.00% 2047	105	124
Travelers Companies, Inc. 4.05% 2048	100	120
Travelers Companies, Inc. 4.10% 2049	380	454
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,3]	2,000	2,051
UniCredit SpA 5.861% 2032[1,3]	1,510	1,547
US Bancorp 2.05% 2020	1,650	1,653
US Bancorp 2.40% 2024	1,800	1,835
US Bank NA (3-month USD-LIBOR + 0.32%) 2.603% 2020[2]	1,875	1,877
American Funds Corporate Bond Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. (3-month USD-LIBOR + 0.65%) 3.124% 2019[2]	$8,425	$ 8,440
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[1]	1,200	1,251
		128,284
Utilities 13.97%
AEP Transmission Co. LLC 3.80% 2049	200	227
Alliant Energy Finance LLC 3.75% 2023[3]	377	396
Alliant Energy Finance LLC 4.25% 2028[3]	377	412
American Electric Power Co., Inc. 3.65% 2021	1,600	1,654
American Electric Power Co., Inc. 4.30% 2028	4,240	4,818
CenterPoint Energy, Inc. 3.85% 2024	780	830
CenterPoint Energy, Inc. 2.95% 2030	1,900	1,930
CMS Energy Corp. 3.00% 2026	1,000	1,030
Colbun SA 4.50% 2024	200	213
Colbun SA 3.95% 2027[3]	400	417
Comision Federal de Electricidad 4.75% 2027[3]	500	522
Consolidated Edison Co. of New York, Inc. 4.125% 2049	390	457
Consolidated Edison Co. of New York, Inc. 4.65% 2048	290	365
Consumers Energy Co. 3.10% 2050	2,048	2,097
Consumers Energy Co. 3.75% 2050	610	702
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	2,300	2,368
DTE Energy Co. 2.60% 2022	150	152
DTE Energy Co. 3.30% 2022	362	372
DTE Energy Co. 3.40% 2029	1,450	1,538
DTE Energy Co. 3.95% 2049	615	739
DTE Energy Co., Series C, 2.529% 2024[2]	3,700	3,736
Duke Energy Carolinas, LLC 2.45% 2029	3,680	3,725
Duke Energy Corp. 3.40% 2029	1,475	1,569
Duke Energy Progress, LLC 3.45% 2029	1,954	2,133
EDP Finance BV 5.25% 2021[3]	400	416
EDP Finance BV 3.625% 2024[3]	200	208
Electricité de France SA 4.95% 2045[3]	200	242
Electricité de France SA 5.25% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)[1,3]	150	156
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	400	436
Emera US Finance LP 4.75% 2046	1,555	1,846
Empresa Nacional de Electricidad SA 4.25% 2024	150	158
Enel Chile SA 4.875% 2028	145	162
Enel Finance International SA 3.50% 2028[3]	400	406
Enel Finance International SA 4.875% 2029[3]	575	643
Enel Finance International SA 6.00% 2039[3]	250	310
Enel Società per Azioni 8.75% 2073[1,3]	1,000	1,185
Entergy Corp. 2.95% 2026	2,085	2,130
Eversource Energy 4.25% 2029	500	563
FirstEnergy Corp. 3.90% 2027	4,211	4,528
FirstEnergy Corp. 3.50% 2028[3]	1,000	1,061
Florida Power & Light Co. 4.95% 2035	432	539
Florida Power & Light Co. 3.99% 2049	860	1,030
Gulf Power Co. 3.30% 2027	1,000	1,070
Iberdrola Finance Ireland 5.00% 2019[3]	150	150
IPALCO Enterprises, Inc. 3.70% 2024	400	419
Jersey Central Power & Light Co. 4.30% 2026[3]	1,085	1,189
Metropolitan Edison Co. 4.30% 2029[3]	200	227
Mississippi Power Co. 3.95% 2028	2,040	2,256
American Funds Corporate Bond Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Mississippi Power Co. 4.25% 2042	$1,350	$ 1,496
National Grid PLC 3.15% 2027[3]	265	279
New York State Electric & Gas Corp. 3.25% 2026[3]	100	105
NextEra Energy Capital Holdings, Inc. 2.835% 2019[2]	675	675
NextEra Energy Capital Holdings, Inc. 2.403% 2021	2,000	2,011
Niagara Mohawk Power Corp. 3.508% 2024[3]	300	318
NiSource Finance Corp. 2.65% 2022	100	102
Pacific Gas and Electric Co. 3.50% 2020[4]	1,481	1,444
Pacific Gas and Electric Co. 2.45% 2022[4]	725	701
Pacific Gas and Electric Co. 4.25% 2023[3,4]	2,000	2,040
Pacific Gas and Electric Co. 2.95% 2026[4]	1,313	1,274
Pacific Gas and Electric Co. 4.65% 2028[3,4]	1,442	1,514
Pacific Gas and Electric Co. 3.95% 2047[4]	200	194
Progress Energy, Inc. 7.00% 2031	525	735
Public Service Co. of Colorado 3.20% 2050	275	286
Public Service Electric and Gas Co. 3.20% 2029	1,365	1,472
Public Service Electric and Gas Co. 3.85% 2049	805	939
Public Service Enterprise Group Inc. 2.00% 2021	1,235	1,230
Public Service Enterprise Group Inc. 2.875% 2024	2,575	2,652
Public Service Enterprise Group Inc. 2.25% 2026	150	150
Public Service Enterprise Group Inc. 3.20% 2049	1,500	1,562
Puget Energy, Inc. 6.50% 2020	5,000	5,258
Puget Energy, Inc. 5.625% 2022	925	995
Puget Energy, Inc. 3.65% 2025	275	284
Puget Sound Energy, Inc. 3.25% 2049	990	1,025
San Diego Gas & Electric Co. 3.75% 2047	2,000	2,198
San Diego Gas & Electric Co. 4.10% 2049	1,954	2,275
SCANA Corp. 6.25% 2020	2,822	2,870
SCANA Corp. 4.75% 2021	822	845
SCANA Corp. 4.125% 2022	264	274
South Carolina Electric & Gas Co. 5.45% 2041	500	666
Southern California Edison Co. 3.50% 2023	1,075	1,120
Southern California Edison Co. 3.65% 2028	1,900	2,058
Southern California Edison Co. 2.85% 2029	2,200	2,246
Southern California Edison Co. 6.00% 2034	751	944
Southern California Edison Co. 5.35% 2035	1,000	1,214
Southern California Edison Co. 5.75% 2035	665	841
Southern California Edison Co. 4.125% 2048	3,180	3,563
Southern California Edison Co., Series C, 3.60% 2045	1,106	1,153
Virginia Electric and Power Co. 4.60% 2048	1,560	1,976
		106,716
Energy 12.08%
Anadarko Petroleum Corp. 4.85% 2021	434	449
Andeavor Logistics LP 3.50% 2022	650	668
Apache Corp. 4.25% 2030	2,650	2,700
Apache Corp. 5.35% 2049	3,185	3,333
Baker Hughes, a GE Co. 3.337% 2027	425	436
BP Capital Markets PLC 3.79% 2024	1,010	1,081
BP Capital Markets PLC 3.41% 2026	2,870	3,055
BP Capital Markets PLC 4.234% 2028	1,760	2,009
Canadian Natural Resources Ltd. 2.95% 2023	1,495	1,520
Canadian Natural Resources Ltd. 3.85% 2027	3,085	3,270
Canadian Natural Resources Ltd. 4.95% 2047	512	613
American Funds Corporate Bond Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 5.40% 2047	$3,058	$3,482
Chevron Corp. 2.498% 2022	2,600	2,646
Chevron Corp. 2.954% 2026	2,850	3,017
Concho Resources Inc. 4.30% 2028	1,940	2,111
Concho Resources Inc. 4.85% 2048	450	524
Enbridge Energy Partners, LP 4.375% 2020	60	61
Enbridge Energy Partners, LP 5.875% 2025	85	99
Enbridge Energy Partners, LP 7.375% 2045	1,265	1,900
Enbridge Inc. 2.90% 2022	825	841
Enbridge Inc. 4.00% 2023	750	794
Enbridge Inc. 3.50% 2024	1,100	1,153
Enbridge Inc. 3.70% 2027	896	961
Energy Transfer Partners, LP 4.00% 2027	790	835
Energy Transfer Partners, LP 4.20% 2027	373	397
Energy Transfer Partners, LP 6.125% 2045	125	149
Energy Transfer Partners, LP 5.30% 2047	1,065	1,160
Energy Transfer Partners, LP 5.40% 2047	2,351	2,626
Energy Transfer Partners, LP 6.00% 2048	1,893	2,261
Energy Transfer Partners, LP 6.25% 2049	984	1,219
Enterprise Products Operating LLC 4.20% 2050	710	776
Equinor ASA 3.625% 2028	2,225	2,460
Exxon Mobil Corp. 2.222% 2021	4,500	4,529
Exxon Mobil Corp. 1.902% 2022	270	272
Exxon Mobil Corp. 2.019% 2024	660	665
Exxon Mobil Corp. 2.44% 2029	1,875	1,922
Exxon Mobil Corp. 2.995% 2039	100	103
Exxon Mobil Corp. 3.095% 2049	120	125
Kinder Morgan Energy Partners, LP 3.50% 2023	1,570	1,634
Kinder Morgan, Inc. 3.15% 2023	610	627
Kinder Morgan, Inc. 5.05% 2046	275	311
Kinder Morgan, Inc. 5.20% 2048	475	560
Noble Energy, Inc. 4.95% 2047	1,395	1,554
Occidental Petroleum Corp. 2.90% 2024	3,649	3,687
Occidental Petroleum Corp. 3.20% 2026	748	756
Occidental Petroleum Corp. 3.50% 2029	2,859	2,915
Occidental Petroleum Corp. 4.40% 2049	450	470
Petróleos Mexicanos 4.625% 2023	510	512
Petróleos Mexicanos 5.35% 2028	1,349	1,281
Petróleos Mexicanos 6.50% 2029	2,085	2,124
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	380	393
Shell International Finance BV 1.75% 2021	50	50
Shell International Finance BV 3.50% 2023	1,558	1,659
Shell International Finance BV 2.50% 2026	710	731
Shell International Finance BV 3.875% 2028	1,230	1,397
Shell International Finance BV 3.75% 2046	220	251
Shell International Finance BV 4.00% 2046	355	418
Total Capital International 2.434% 2025	3,945	4,030
Total Capital International 3.455% 2029	1,830	2,008
Total Capital International 3.461% 2049	410	443
Total Capital SA 3.883% 2028	370	419
TransCanada PipeLines Ltd. 4.25% 2028	3,015	3,366
TransCanada PipeLines Ltd. 4.875% 2048	800	953
TransCanada PipeLines Ltd. 5.10% 2049	750	918
American Funds Corporate Bond Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Valero Energy Corp. 4.00% 2029	$ 390	$ 416
Williams Partners LP 4.50% 2023	2,000	2,155
		92,260
Health care 11.40%
Abbott Laboratories 2.90% 2021	1,285	1,310
Abbott Laboratories 3.40% 2023	821	866
Abbott Laboratories 3.75% 2026	1,241	1,367
Abbott Laboratories 4.90% 2046	170	228
AbbVie Inc. 2.50% 2020	100	100
AbbVie Inc. 2.30% 2021	80	80
AbbVie Inc. 2.85% 2023	600	612
AbbVie Inc. 4.45% 2046	1,030	1,084
AbbVie Inc. 4.875% 2048	900	1,004
Allergan PLC 3.00% 2020	300	301
Allergan PLC 3.45% 2022	3,584	3,682
Allergan PLC 3.80% 2025	324	341
Allergan PLC 4.75% 2045	350	385
AstraZeneca PLC 3.375% 2025	740	785
AstraZeneca PLC 4.00% 2029	1,002	1,129
Bayer US Finance II LLC 3.875% 2023[3]	500	525
Bayer US Finance II LLC 4.25% 2025[3]	1,525	1,645
Bayer US Finance II LLC 4.375% 2028[3]	1,550	1,694
Becton, Dickinson and Co. 2.675% 2019	49	49
Becton, Dickinson and Co. 2.894% 2022	1,210	1,230
Becton, Dickinson and Co. 3.363% 2024	1,150	1,200
Becton, Dickinson and Co. 3.70% 2027	1,363	1,461
Boston Scientific Corp. 3.375% 2022	400	413
Boston Scientific Corp. 3.45% 2024	300	316
Boston Scientific Corp. 3.75% 2026	1,590	1,709
Boston Scientific Corp. 4.70% 2049	195	242
Bristol-Myers Squibb Co. 2.60% 2022[3]	378	385
Bristol-Myers Squibb Co. 2.90% 2024[3]	470	488
Bristol-Myers Squibb Co. 3.20% 2026[3]	251	266
Bristol-Myers Squibb Co. 3.40% 2029[3]	2,140	2,319
Bristol-Myers Squibb Co 4.125% 2039[3]	2,420	2,814
Bristol-Myers Squibb Co. 4.25% 2049[3]	950	1,145
Cigna Corp. 3.75% 2023	400	421
Cigna Corp. 4.375% 2028	2,760	3,089
Cigna Corp. 4.80% 2038	690	799
Cigna Corp. 4.90% 2048	1,655	1,962
CVS Health Corp. 3.35% 2021	181	184
CVS Health Corp. 4.30% 2028	732	800
CVS Health Corp. 5.05% 2048	1,268	1,480
Eli Lilly and Co. 3.375% 2029	1,194	1,313
EMD Finance LLC 3.25% 2025[3]	2,200	2,294
GlaxoSmithKline PLC 2.875% 2022	364	372
GlaxoSmithKline PLC 3.375% 2023	475	498
GlaxoSmithKline PLC 3.00% 2024	1,115	1,161
HCA Inc. 4.125% 2029	705	753
HCA Inc. 5.25% 2049	310	347
Johnson & Johnson 2.45% 2026	658	679
Johnson & Johnson 2.90% 2028	619	658
Laboratory Corp. of America Holdings 2.625% 2020	200	200
American Funds Corporate Bond Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 3.50% 2025	$ 89	$ 96
Merck & Co., Inc. 2.80% 2023	261	271
Merck & Co., Inc. 2.90% 2024	688	720
Merck & Co., Inc. 2.75% 2025	433	451
Merck & Co., Inc. 3.40% 2029	561	618
Novartis Capital Corp. 2.40% 2022	2,000	2,036
Pfizer Inc. 3.00% 2021	657	672
Pfizer Inc. 2.80% 2022	459	471
Pfizer Inc. 3.20% 2023	2,407	2,529
Pfizer Inc. 2.95% 2024	284	296
Pfizer Inc. 3.45% 2029	480	526
Pfizer Inc. 4.00% 2049	120	142
Shire PLC 2.40% 2021	831	834
Shire PLC 2.875% 2023	605	619
Shire PLC 3.20% 2026	2,695	2,805
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	2,455	2,663
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	7,891	9,348
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	4,533
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	455
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,066
UnitedHealth Group Inc. 2.125% 2021	100	100
UnitedHealth Group Inc. 2.375% 2024	1,055	1,072
UnitedHealth Group Inc. 3.50% 2024	845	897
UnitedHealth Group Inc. 3.75% 2025	400	435
UnitedHealth Group Inc. 2.875% 2029	1,155	1,203
UnitedHealth Group Inc. 4.45% 2048	1,220	1,484
UnitedHealth Group Inc. 3.70% 2049	480	526
WellPoint, Inc. 3.125% 2022	1,575	1,614
Zimmer Holdings, Inc. 3.15% 2022	400	409
		87,076
Consumer staples 8.42%
Altria Group, Inc. 3.80% 2024	275	291
Altria Group, Inc. 4.40% 2026	405	444
Altria Group, Inc. 4.80% 2029	4,310	4,884
Altria Group, Inc. 5.80% 2039	110	136
Altria Group, Inc. 5.95% 2049	4,937	6,348
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	3,300	3,949
Anheuser-Busch InBev NV 4.00% 2028	200	222
Anheuser-Busch InBev NV 4.75% 2029	1,031	1,206
Anheuser-Busch InBev NV 4.90% 2031	250	300
Anheuser-Busch InBev NV 5.45% 2039	160	205
Anheuser-Busch InBev NV 5.55% 2049	1,983	2,616
British American Tobacco PLC 2.764% 2022	310	314
British American Tobacco PLC 3.222% 2024	1,210	1,246
British American Tobacco PLC 3.557% 2027	4,683	4,804
British American Tobacco PLC 4.54% 2047	3,835	3,853
Conagra Brands, Inc. 4.30% 2024	700	752
Conagra Brands, Inc. 4.60% 2025	1,080	1,193
Conagra Brands, Inc. 5.40% 2048	925	1,098
Constellation Brands, Inc. 2.65% 2022	600	608
Constellation Brands, Inc. 4.25% 2023	457	491
Constellation Brands, Inc. 3.60% 2028	200	213
Constellation Brands, Inc. 4.10% 2048	200	217
American Funds Corporate Bond Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Costco Wholesale Corp. 2.30% 2022	$ 150	$ 152
Costco Wholesale Corp. 2.75% 2024	150	156
Keurig Dr Pepper Inc. 3.551% 2021	625	640
Keurig Dr Pepper Inc. 4.057% 2023	4,360	4,633
Keurig Dr Pepper Inc. 4.417% 2025	420	460
Keurig Dr Pepper Inc. 4.597% 2028	591	669
Keurig Dr Pepper Inc. 5.085% 2048	1,229	1,482
Kraft Heinz Co. 3.50% 2022	1,650	1,690
Molson Coors Brewing Co. 2.25% 2020	300	300
Molson Coors Brewing Co. 3.00% 2026	250	253
Molson Coors Brewing Co. 4.20% 2046	955	974
Nestlé Holdings, Inc. 3.35% 2023[3]	2,200	2,325
Philip Morris International Inc. 2.875% 2024	640	657
Philip Morris International Inc. 3.375% 2029	1,395	1,465
Philip Morris International Inc. 4.25% 2044	375	412
Procter & Gamble Co. 1.75% 2019	450	450
Reynolds American Inc. 4.45% 2025	225	244
Reynolds American Inc. 5.85% 2045	225	254
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,025
Wal-Mart Stores, Inc. 2.35% 2022	200	204
Wal-Mart Stores, Inc. 2.55% 2023	2,720	2,792
Wal-Mart Stores, Inc. 3.40% 2023	535	567
Wal-Mart Stores, Inc. 2.85% 2024	2,952	3,094
Wal-Mart Stores, Inc. 3.05% 2026	350	374
Wal-Mart Stores, Inc. 3.70% 2028	350	393
WM. Wrigley Jr. Co. 2.90% 2019[3]	300	300
WM. Wrigley Jr. Co. 3.375% 2020[3]	2,950	2,991
		64,346
Industrials 6.00%
3M Co. 2.25% 2023	4,096	4,155
3M Co. 3.25% 2024	90	95
3M Co. 2.25% 2026	80	81
Avolon Holdings Funding Ltd. 3.95% 2024[3]	3,080	3,174
Boeing Co. 2.70% 2022	2,100	2,144
Boeing Co. 3.10% 2026	1,940	2,053
Boeing Co. 2.70% 2027	970	998
Boeing Co. 3.20% 2029	1,031	1,099
Boeing Co. 2.95% 2030	433	450
Boeing Co. 3.60% 2034	430	476
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	20	21
CSX Corp. 3.80% 2028	1,725	1,901
CSX Corp. 4.75% 2048	270	333
CSX Corp. 4.50% 2049	575	692
GE Capital International Funding Co. 4.418% 2035	1,030	1,048
General Dynamics Corp. 3.75% 2028	1,100	1,241
General Electric Capital Corp. 3.373% 2025	2,325	2,360
General Electric Co. 2.70% 2022	500	497
General Electric Co. 4.125% 2042	100	96
Honeywell International Inc. 2.15% 2022	2,820	2,851
Honeywell International Inc. 2.30% 2024	2,375	2,428
Honeywell International Inc. 2.70% 2029	1,272	1,337
Lockheed Martin Corp. 2.50% 2020	83	84
Lockheed Martin Corp. 3.10% 2023	135	140
American Funds Corporate Bond Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 4.50% 2036	$ 10	$ 12
Lockheed Martin Corp. 4.70% 2046	150	195
Northrop Grumman Corp. 2.55% 2022	720	731
Northrop Grumman Corp. 3.25% 2028	1,100	1,170
Parker-Hannifin Corp. 2.70% 2024	310	318
Parker-Hannifin Corp. 3.25% 2029	390	411
Parker-Hannifin Corp. 4.00% 2049	120	134
Republic Services, Inc. 2.50% 2024	1,590	1,621
Rockwell Collins, Inc. 2.80% 2022	390	397
Roper Technologies, Inc. 2.80% 2021	25	25
Siemens AG 2.70% 2022[3]	250	254
Siemens AG 2.00% 2023[3]	500	500
Siemens AG 3.125% 2024[3]	600	625
Siemens AG 2.35% 2026[3]	990	998
Union Pacific Corp. 3.95% 2028	350	394
Union Pacific Corp. 3.70% 2029	1,000	1,112
Union Pacific Corp. 4.50% 2048	635	775
Union Pacific Corp. 4.30% 2049	1,185	1,414
Union Pacific Corp. 3.95% 2059	805	887
United Parcel Service, Inc. 4.25% 2049	240	288
United Technologies Corp. 3.65% 2023	700	743
United Technologies Corp. 3.95% 2025	535	588
United Technologies Corp. 4.125% 2028	475	544
Waste Management, Inc. 2.95% 2024	745	775
Westinghouse Air Brake Technologies Corp. 4.40% 2024[1]	1,130	1,211
		45,876
Consumer discretionary 4.85%
Amazon.com, Inc. 3.15% 2027	450	484
Amazon.com, Inc. 4.05% 2047	165	203
American Honda Finance Corp. 1.65% 2021	200	199
American Honda Finance Corp. 2.60% 2022	100	102
American Honda Finance Corp. 3.50% 2028	200	218
Bayerische Motoren Werke AG 2.15% 2020[3]	100	100
Bayerische Motoren Werke AG 1.85% 2021[3]	100	99
Bayerische Motoren Werke AG 2.00% 2021[3]	400	399
Bayerische Motoren Werke AG 2.95% 2022[3]	3,260	3,332
Bayerische Motoren Werke AG 3.45% 2023[3]	200	209
Bayerische Motoren Werke AG 3.15% 2024[3]	2,815	2,917
BMW Finance NV 2.25% 2022[3]	1,000	1,003
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	425	425
DaimlerChrysler North America Holding Corp. 2.45% 2020[3]	725	726
DaimlerChrysler North America Holding Corp. 3.75% 2021[3]	475	489
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	1,200	1,238
DaimlerChrysler North America Holding Corp. 2.70% 2024[3]	2,260	2,274
DaimlerChrysler North America Holding Corp. 3.65% 2024[3]	2,750	2,882
DaimlerChrysler North America Holding Corp. 3.50% 2025[3]	300	313
Ford Motor Credit Co. 3.664% 2024	968	968
Ford Motor Credit Co. 4.687% 2025	250	259
General Motors Co. 6.60% 2036	45	52
General Motors Co. 6.75% 2046	305	364
General Motors Co. 5.40% 2048	750	782
General Motors Co. 5.95% 2049	905	1,006
General Motors Financial Co. 3.55% 2021	200	203
American Funds Corporate Bond Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.55% 2022	$ 870	$ 892
General Motors Financial Co. 3.50% 2024	190	193
Home Depot, Inc. 3.90% 2028	125	143
Home Depot, Inc. 2.95% 2029	1,115	1,182
Home Depot, Inc. 4.50% 2048	714	910
Hyundai Capital America 2.55% 2020[3]	1,150	1,150
Hyundai Capital America 3.25% 2022[3]	150	153
Las Vegas Sands Corp. 3.90% 2029	585	604
Lowe’s Companies, Inc. 3.65% 2029	838	911
Lowe’s Companies, Inc. 4.55% 2049	1,009	1,182
McDonald’s Corp. 4.45% 2047	475	559
Morongo Band of Mission Indians 7.00% 2039[3]	1,100	1,292
Sands China Ltd. 5.40% 2028	1,500	1,735
Starbucks Corp. 4.50% 2048	375	443
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 2.461% 2020[2]	2,150	2,152
Toyota Motor Credit Corp. 2.15% 2022	200	202
Toyota Motor Credit Corp. 3.20% 2027	340	368
Toyota Motor Credit Corp. 3.05% 2028	384	410
Volkswagen Group of America Finance, LLC 4.75% 2028[3]	1,175	1,320
		37,047
Information technology 4.46%
Broadcom Inc. 4.75% 2029[3]	7,800	8,225
Broadcom Ltd. 3.00% 2022	1,025	1,034
Broadcom Ltd. 3.625% 2024	575	587
Broadcom Ltd. 3.875% 2027	2,665	2,669
Broadcom Ltd. 3.50% 2028	2,204	2,139
Fidelity National Information Services, Inc. 3.75% 2029	295	324
Fiserv, Inc. 3.50% 2029	4,305	4,582
Fiserv, Inc. 4.40% 2049	1,550	1,793
Global Payments Inc. 2.65% 2025	1,267	1,275
Global Payments Inc. 3.20% 2029	2,317	2,379
Global Payments Inc. 4.15% 2049	453	481
International Business Machines Corp. 3.00% 2024	2,000	2,081
International Business Machines Corp. 3.50% 2029	675	734
Microsoft Corp. 1.55% 2021	800	798
Microsoft Corp. 2.40% 2022	250	254
Microsoft Corp. 3.30% 2027	1,555	1,702
Microsoft Corp. 4.25% 2047	475	606
Oracle Corp. 1.90% 2021	800	800
QUALCOMM Inc. 4.30% 2047	325	370
Visa Inc. 2.15% 2022	1,250	1,268
		34,101
Communication services 4.46%
AT&T Inc. 2.45% 2020	9,000	9,018
AT&T Inc. 4.35% 2029	1,747	1,955
AT&T Inc. 4.35% 2045	375	402
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	200	202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	300	323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	200	221
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	200	207
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	2,120	2,258
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	875	973
American Funds Corporate Bond Fund — Page 10 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	$ 370	$ 432
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	4,187	4,592
Comcast Corp. 3.95% 2025	1,900	2,082
Comcast Corp. 4.15% 2028	1,300	1,476
Comcast Corp. 4.60% 2038	520	631
Comcast Corp. 4.00% 2047	200	226
Comcast Corp. 4.00% 2048	605	685
Comcast Corp. 4.70% 2048	480	601
Fox Corp. 4.03% 2024[3]	85	91
Fox Corp. 4.709% 2029[3]	500	580
Fox Corp. 5.576% 2049[3]	900	1,173
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[3]	2,035	2,102
Verizon Communications Inc. 4.862% 2046	320	399
Vodafone Group PLC 4.375% 2028	475	533
Vodafone Group PLC 5.25% 2048	2,039	2,445
Vodafone Group PLC 4.875% 2049	200	232
WPP Finance 2010 3.75% 2024	200	209
		34,048
Real estate 2.74%
Alexandria Real Estate Equities, Inc. 3.80% 2026	710	766
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	38
Alexandria Real Estate Equities, Inc. 3.375% 2031	640	678
American Campus Communities, Inc. 3.35% 2020	110	111
American Campus Communities, Inc. 3.75% 2023	1,350	1,416
American Campus Communities, Inc. 4.125% 2024	200	216
American Campus Communities, Inc. 3.30% 2026	2,432	2,526
American Campus Communities, Inc. 3.625% 2027	1,890	2,005
EPR Properties 3.75% 2029	300	303
Essex Portfolio LP 3.625% 2022	200	208
Essex Portfolio LP 3.50% 2025	70	74
Essex Portfolio LP 3.375% 2026	200	211
Essex Portfolio LP 4.00% 2029	180	200
Gaming and Leisure Properties, Inc. 3.35% 2024	858	869
Gaming and Leisure Properties, Inc. 4.00% 2030	189	191
Kimco Realty Corp. 3.40% 2022	1,525	1,580
Kimco Realty Corp. 3.30% 2025	1,000	1,039
Kimco Realty Corp. 4.125% 2046	265	285
Scentre Group 2.375% 2021[3]	130	130
Scentre Group 3.50% 2025[3]	450	470
Scentre Group 3.75% 2027[3]	1,175	1,257
WEA Finance LLC 3.25% 2020[3]	90	91
Westfield Corp. Ltd. 3.15% 2022[3]	4,585	4,697
Westfield Corp. Ltd. 3.50% 2029[3]	1,500	1,580
		20,941
Materials 2.56%
ArcelorMittal 3.60% 2024	5,550	5,637
ArcelorMittal 4.25% 2029	200	202
Chevron Phillips Chemical Co. LLC 3.30% 2023[3]	390	404
Dow Chemical Co. 4.125% 2021	100	104
Dow Chemical Co. 3.15% 2024[3]	205	212
Dow Chemical Co. 4.55% 2025[3]	200	221
Dow Chemical Co. 3.625% 2026[3]	1,048	1,103
American Funds Corporate Bond Fund — Page 11 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 4.625% 2044	$ 100	$ 110
Dow Chemical Co. 5.55% 2048[3]	290	359
Dow Chemical Co. 4.80% 2049[3]	1,380	1,566
DowDuPont Inc. 4.205% 2023	500	539
DowDuPont Inc. 5.419% 2048	1,740	2,238
Glencore Funding LLC 4.125% 2024[3]	1,625	1,712
LYB International Finance BV 4.875% 2044	100	111
LyondellBasell Industries NV 6.00% 2021	200	214
Nutrien Ltd. 4.20% 2029	250	280
Nutrien Ltd. 5.00% 2049	450	538
Praxair, Inc. 3.00% 2021	100	102
Sherwin-Williams Co. 2.75% 2022	203	206
Sherwin-Williams Co. 3.125% 2024	600	624
Sherwin-Williams Co. 3.45% 2027	150	159
Sherwin-Williams Co. 2.95% 2029	1,910	1,952
Sherwin-Williams Co. 3.80% 2049	300	309
Westlake Chemical Corp. 5.00% 2046	430	467
Westlake Chemical Corp. 4.375% 2047	160	159
		19,528
Total corporate bonds & notes		670,223
U.S. Treasury bonds & notes 2.67% U.S. Treasury 2.51%
U.S. Treasury 1.75% 2024	3,867	3,933
U.S. Treasury 2.375% 2024	1,504	1,567
U.S. Treasury 2.50% 2024[5]	1,325	1,386
U.S. Treasury 1.625% 2029	5,059	5,120
U.S. Treasury 2.375% 2029[5]	2,719	2,933
U.S. Treasury 3.125% 2048	88	110
U.S. Treasury 2.875% 2049	3,441	4,150
		19,199
U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	1,212	1,230
Total U.S. Treasury bonds & notes		20,429
Municipals 0.25% South Carolina 0.15%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	400	468
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	100	120
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	460	555
		1,143
Illinois 0.10%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	675	735
Total municipals		1,878
Asset-backed obligations 0.15%
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,7,8]	1,125	1,123
Total bonds, notes & other debt instruments (cost: $652,028,000)		693,653
American Funds Corporate Bond Fund — Page 12 of 16

unaudited
Short-term securities 8.20% Money market investments 8.20%	Shares	Value (000)
Capital Group Central Cash Fund 2.16%[9]	626,500	$ 62,644
Total short-term securities (cost: $62,647,000)		62,644
Total investment securities 99.00% (cost: $714,675,000)		756,297
Other assets less liabilities 1.00%		7,655
Net assets 100.00%		$763,952
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 8/31/2019[11] (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	61	January 2020	$12,200	$13,183	$ 6
5 Year U.S. Treasury Note Futures	Long	184	January 2020	18,400	22,076	41
10 Year U.S. Treasury Note Futures	Long	2	December 2019	200	263	— [12]
10 Year Ultra U.S. Treasury Note Futures	Short	48	December 2019	(4,800)	(6,933)	(16)
30 Year Ultra U.S. Treasury Bond Futures	Long	54	December 2019	5,400	10,662	80
						$111
[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $116,945,000, which represented 15.31% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $357,000, which represented .05% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,123,000, which represented .15% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Rate represents the seven-day yield at 8/31/2019.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Corporate Bond Fund — Page 13 of 16

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $18,508,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$ 670,223	$ —	$ 670,223
U.S. Treasury bonds & notes	—	20,429	—	20,429
Municipals	—	1,878	—	1,878
Asset-backed obligations	—	1,123	—	1,123
Short-term securities	62,644	—	—	62,644
Total	$62,644	$693,653	$—	$756,297
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 127	$ —	$ —	$ 127
Liabilities:
Unrealized depreciation on futures contracts	(16)	—	—	(16)
Total	$111	$—	$—	$111
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Auth. = Authority
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Corporate Bond Fund — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-032-1019O-S73064	American Funds Corporate Bond Fund — Page 16 of 16